                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  Dec. 31, 2000
                                                -------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley         Pittsburgh, PA                Jan. 25, 2001
----------------------     --------------------------    -------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None
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                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                44
                                             ------------------

Form 13F Information Table Value Total:     $     136,093
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTERNA CORP.                  COM              268140100    30310  2245199 SH       SOLE                  2245199
ALLIED WASTE INDUSTRIES INC    COM              019589308     5097   350000 SH       SOLE                   350000
AMPHENOL CORP                  COM              032095101    15013   383100 SH       SOLE                   383100
BELLSOUTH CORP.                COM              079860102      244     5964 SH       SOLE                     5964
CABLETRON SYSTEMS              COM              126920107     1710   113500 SH       SOLE                   113500
CAIS INTERNET, INC.            COM              12476Q102      613   632500 SH       SOLE                   632500
CENDANT CORP                   COM              151313103      962   100000 SH       SOLE                   100000
CONSOLIDATED GRAPHICS, INC.    COM              209341106      358    30000 SH       SOLE                    30000
DECISIONONE CORP NEW           COM              243458106      952    74013 SH       SOLE                    74013
FISHER SCIENTIFIC INTL INC     COM              338032204    19603   531600 SH       SOLE                   531600
GENERAL ELECTRIC CO.           COM              369604103      363     7565 SH       SOLE                     7565
HEARTLAND TECHNOLOGIES         COM              421979105       12    10000 SH       SOLE                    10000
JP MORGAN & CO.                COM              616880100      530     3200 SH       SOLE                     3200
LUCENT TECHNOLOGIES, INC.      COM              549463107      235    17443 SH       SOLE                    17443
MAGNITUDE INFORMATION SYSTEM   COM              559534102       12    12000 SH       SOLE                    12000
MCKESSON HBOC                  COM              58155Q103     8221   229050 SH       SOLE                   229050
METROMEDIA INTL. GROUP         COM              591695101     4569  1757300 SH       SOLE                  1757300
PHARMACEUTICAL HOLDRs TRUST    COM              71712A206      423     3700 SH       SOLE                     3700
POLYMER GROUP                  COM              731745105     4284   797100 SH       SOLE                   797100
PSS WORLD MEDICAL INC.         COM              69366A100     4830   966000 SH       SOLE                   966000
SBC COMM. INC.                 COM              78387G103      237     4972 SH       SOLE                     4972
SCHERING-PLOUGH CORP.          COM              806605101      237     4172 SH       SOLE                     4172
SCOTTISH ANNUITY & LIFE HOLDIN COM              002316664     1959   163500 SH       SOLE                   163500
SPRINT CORP.                   COM              852061100     1016    50000 SH       SOLE                    50000
THERMADYNE HOLDINGS CORP NEW   COM              883435208      133    34339 SH       SOLE                    34339
TWINLAB CORP                   COM              901774109      650   385000 SH       SOLE                   385000
TYCO INTERNAT.                 COM              902124106      277     5000 SH       SOLE                     5000
U S OFFICE PRODUCTS CO         COM              912325305        4    93900 SH       SOLE                    93900
WASTE MGMT. INC                COM              94106L109    12635   455300 SH       SOLE                   455300
JOHN HANCOCK BANK & THRIFT     MUTUAL           409735107     1030 116100.00SH       SOLE                116100.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614     3716 57500.00 SH       SOLE                 57500.00
ALL AMERICAN TERM TRUST INC.   BOND             016440109     2399 203100.00SH       SOLE                203100.00
BLACKROCK 2001 TERM            BOND             092477108     1583 164466.18SH       SOLE                164466.18
BLACKROCK NORTH AMERICAN GOVT. BOND             092475102      151 14924.49 SH       SOLE                 14924.49
BLACKROCK STRATEGIC TERM       BOND             09247P108     3099 332753.37SH       SOLE                332753.37
MFS INTERMEDIATE INCOME TRUST  BOND             55273C107     3419 516030.25SH       SOLE                516030.25
MFS MULTI MARKET INCOME        BOND             552737108       93 15073.74 SH       SOLE                 15073.74
NATIONS GOVT. TERM 2004        BOND             638584102       94 10000.00 SH       SOLE                 10000.00
PUTNAM MASTER INTERM. INCOME   BOND             746909100     1861 303894.43SH       SOLE                303894.43
STRATEGIC GLOBAL INCOME        BOND             862719101      408 39286.07 SH       SOLE                 39286.07
TCW/DW TERM TRUST 2003         BOND             87234U108     1939 198913.12SH       SOLE                198913.12
BLACKROCK MUNI TARGET TRUST    TAX-FREE         09247M105      149    15000 SH       SOLE                    15000
NUVEEN PA. PREMIUM INCOME      TAX-FREE         67061F101      372    28736 SH       SOLE                    28736
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108      291    22500 SH       SOLE                    22500
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